STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Restricted Stock Unit Activity
Restricted stock unit activity for the years ending December 31, 2012 and December 31, 2011 was as follows (shares in thousands):

	For the years ended December 31,
	2012		2012
	Number of Units	Weighted- Average Grant Date Fair Value	Number of Units	Weighted- Average Grant Date Fair Value
Unvested restricted stock units outstanding at beginning of period	166	$8.03	406	$8.00
Granted	9	5.00	6	9.11
Vested	(117)	7.78	(164)	8.01
Canceled	(21)	7.99	(82)	8.00
Unvested restricted stock units outstanding at end of period	37	$8.09	166	$8.03

Restricted Stock Award Activity
Restricted stock award activity for the year ended December 31, 2012 and December 31, 2011 was as follows (shares in thousands):

	For the years ended December 31,
	2012		2011
	Number of Shares	Weighted- Average Grant Date Fair Value	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested restricted stock awards outstanding at beginning of period	750	$4.74	—	$—
Granted	492	3.51	836	4.87
Vested	(112)	6.00	(86)	6.00
Canceled	(60)	3.40	—	—
Unvested restricted stock awards outstanding at end of period	1,070	$4.18	750	$4.74

Stock Option Activity
 Stock option activity information for the years ended December 31, 2012 and December 31, 2011 is as follows (shares in thousands):

	For the years ended December 31,
	2012		2011
	Number of Shares Underlying Options	Weighted- Average Exercise Price	Number of Shares Underlying Options	Weighted- Average Exercise Price
Options outstanding at beginning of year	178	$17.23	240	$17.23
Granted	—	—	5	17.23
Exercised	—	—	—	—
Canceled	(71)	17.23	(67)	17.23
Options outstanding at end of year	107	$17.23	178	$17.23
Options exercisable at end of year	77	$17.23	88	$17.23

Summary Information About Stock Options Outstanding
The following table summarizes information about stock options outstanding as of December 31, 2012 (shares in thousands):

	Options Outstanding			Options Exercisable
Range of exercise prices	Number of Shares Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares Outstanding	Weighted Average Exercise Price
$12.00 - $12.00	35	6.5	$12.00	25	$12.00
$15.00 - $15.00	36	6.5	15.00	26	15.00
$22.69 - $22.69	18	6.5	22.69	13	22.69
$26.68 - $26.68	18	6.5	26.68	13	26.68
$12.00 - $26.68	107	6.5	$17.23	77	$17.23